                               WM GROUP OF FUNDS

                         Supplement dated May 1, 2003
                                      to
                      RSIP Prospectus dated March 1, 2003

This Supplement is intended to update certain information contained in the March 1, 2003 RSIP Prospectus concerning the performance, fees and expenses, and financial highlights of Class 1 shares of the Portfolios. This Supplement replaces in their entirety (except for page 55) the following pages of the March 1, 2003 RSIP Prospectus:

Pages 3-7 (Risk/Return Summaries)

Page 25-26 (Fees and Expenses of the Portfolios and Funds)

Pages 45-48 (Financial Highlights)

Pages 55 (Notes to Financial Highlights)

--------------------------------------------------------------------------------
                           Flexible Income portfolio
--------------------------------------------------------------------------------



OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. The Portfolio may also invest up to 30% of its assets in the WM High Yield Fund. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, and Small Cap Stock Funds.

The Portfolio may also invest in U.S. government securities, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), repurchase agreements and strategic transactions (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as portfolio risk.

                              Yearly performance*

                                    [CHART]

1998    11.75
1999     8.58
2000     5.79
2001     4.84
2002     2.14



During the periods shown above, the highest quarterly return was 6.14% (for the quarter ended 12/31/98), and the lowest was -1.00% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                              Performance Table*

Average Annual Total Returns             Past      Past    Since Inception
(for periods ended December 31, 2002)  One Year Five Years    (9/9/97)
--------------------------------------------------------------------------
Portfolio Shares                         2.14%     6.57%        6.63%
--------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**  10.27%     7.54%        7.93%
--------------------------------------------------------------------------
Capital Market Benchmark***              3.79%     5.92%        6.54%

  * This Portfolio's performance through December 31, 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 ** This index is intended to represent the U.S. fixed-income market as a whole. *** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 20% in the Standard & Poor's 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 80% in the Lehman Brothers Aggregate Bond Index (an index that is intended to represent the U.S. fixed-income market as a whole).

--------------------------------------------------------------------------------
                        Conservative Balanced portfolio
--------------------------------------------------------------------------------


OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and between 20% and 60% of its net assets in the Equity Funds. The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds and 30% of its assets in the WM High Yield Fund. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, and International Growth Funds.

The Portfolio may also invest in U.S. government securities, short-term fixed-income securities, rated A or higher, commercial paper (including master notes and bank obligations), repurchase agreements and strategic transactions (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as portfolio risk.

                              Yearly performance*

                                    [CHART]

1999     1.88
2000     5.03
2001     2.40
2002    -2.26


During the periods shown above, the highest quarterly return was 4.96% (for the quarter ended 12/31/02), and the lowest was -4.43% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                              Performance Table*

Average Annual Total Returns              Past   Since Inception
(for periods ended December 31, 2002)   One Year    (4/23/98)
----------------------------------------------------------------
Portfolio Shares                         - 2.26%       2.37%
----------------------------------------------------------------
Standard & Poor's 500 Index**            -22.10%      -3.58%
----------------------------------------------------------------
Lehman Brothers Aggregate Bond Index***   10.27%       7.63%
----------------------------------------------------------------
Capital Market Benchmark****             - 2.68%       3.15%

   * The Portfolio's performance through December 31, 2002 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
  ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
 *** This index is intended to represent the U.S. fixed-income market as a whole.
**** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 40% in the Standard & Poor's 500 Index and 60% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                              Balanced portfolio
--------------------------------------------------------------------------------


OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in the Equity Funds and at least 30% and no more than 70% of its net assets in the Fixed-Income Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock, and International Growth Funds. The Portfolio may also invest up to 30% of its assets in the WM High Yield Fund.

The Portfolio may also invest in U.S. government securities, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), repurchase agreements and strategic transactions (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as portfolio risk.

                              Yearly performance*

                                    [CHART]

1998    17.18
1999    27.71
2000     0.49
2001     0.13
2002    -8.78


During the periods shown above, the highest quarterly return was 15.37% (for the quarter ended 12/31/99), and the lowest was -8.44% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                              Performance Table*

Average Annual Total Returns              Past      Past    Since Inception
(for periods ended December 31, 2002)   One Year Five Years    (6/3/97)
---------------------------------------------------------------------------
Portfolio Shares                         - 8.78%    6.55%        6.73%
---------------------------------------------------------------------------
Standard & Poor's 500 Index**            -22.10%   -0.59%        2.08%
---------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index***   10.27%    7.54%        8.14%
---------------------------------------------------------------------------
Capital Market Benchmark****             - 9.15%    2.66%        4.50%

    * The Portfolio's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
   ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
  *** This index is intended to represent the U.S. fixed-income market as a whole.
**** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 60% in the Standard & Poor's 500 Index and 40% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                         Conservative Growth portfolio
--------------------------------------------------------------------------------



OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 30% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 40% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds. The Portfolio may also invest up to 40% of its assets in the WM High Yield Fund.

The Portfolio may also invest in U.S. government securities, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), repurchase agreements and strategic transactions (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as portfolio risk.

                              Yearly performance*



                                    [CHART]

1998     19.91
1999     39.36
2000     -2.49
2001     -3.56
2002    -15.52




During the periods shown above, the highest quarterly return was 21.54% (for the quarter ended 12/31/99), and the lowest was -12.83% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                              Performance Table*

Average Annual Total Returns            Past      Past    Since Inception
(for periods ended December 31, 2002) One Year Five Years    (6/3/97)
-------------------------------------------------------------------------
    Portfolio Shares                  -15.52%     5.83%        6.11%
-------------------------------------------------------------------------
    Standard & Poor's 500 Index**     -22.10%    -0.59%        2.08%
-------------------------------------------------------------------------
    Capital Market Benchmark***       -15.63%     1.04%        3.29%
-------------------------------------------------------------------------

   * The Portfolio's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
  ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
 *** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 80% in the Standard & Poor's 500 Index and 20% in the Lehman Brothers Aggregate Bond Index (an index that is intended to represent the U.S. fixed-income market as a whole).

--------------------------------------------------------------------------------
                          Strategic Growth portfolio
--------------------------------------------------------------------------------



OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer the potential for a higher level of capital growth and corresponding levels of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.

The Portfolio may invest up to 25% of its assets in each of the Short Term Income, WM High Yield and Money Market Funds. It may also invest up to 50% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. government securities, short-term fixed-income securities rated A or higher, commercial paper (including master notes and bank obligations), repurchase agreements and strategic transactions (derivatives), such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, as well as portfolio risk.

                              Yearly performance*

                                    [CHART]

1998     26.19
1999     47.95
2000     -3.73
2001     -6.25
2002    -20.53




During the periods shown above, the highest quarterly return was 25.82% (for the quarter ended 12/31/99), and the lowest was -17.07% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract for more information.

                              Performance Table*

Average Annual Total Returns            Past      Past    Since Inception
(for periods ended December 31, 2002) One Year Five Years    (6/3/97)
-------------------------------------------------------------------------
    Portfolio Shares                  -20.53%     6.02%        6.66%
-------------------------------------------------------------------------
    Standard & Poor's 500 Index**     -22.10%    -0.59%        2.08%
-------------------------------------------------------------------------

  * The Portfolio's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

                      FEES AND EXPENSES OF THE PORTFOLIOS
                                   AND FUNDS

This table describes the fees and expenses that you may pay if you invest in shares of a Portfolio or Fund through the RSIP. RSIP purchases are not subject to initial or deferred sales charges. Shares of the International Growth Fund are subject to a 2.0% redemption fee if they redeemed within 90 days of purchase. Each of the Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at (800) 222-5852. The examples below are intended to help you compare the cost of investing in the Portfolios and Funds with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission, and that the Portfolio's or Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.

                                                 ANNUAL FUND
                                             OPERATING EXPENSES             EXAMPLES: You would pay the following expenses
                                         (expenses that are deducted        on a $10,000 investment assuming a 5% annual
                                              from Fund assets)             return and redemption at the end of each period.
----------------------------------------------------------------------------------------------------------------------------
                                                                    Total
                                                                   Annual
                                               Service              Fund
                                   Management  (12b-1)    Other   Operating One        Three       Five          Ten
                                      Fees    Fees/1, 2/ Expenses Expenses  Year       Years       Years        Years
----------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio/2/          0.10%     0.00%      0.20%    0.30%   $ 31       $ 97        $  169       $  381
----------------------------------------------------------------------------------------------------------------------------
Conservative Balanced Portfolio/2/    0.10      0.00       0.31     0.41      42        132           230          518
----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio/2/                 0.10      0.00       0.19     0.29      30         93           163          368
----------------------------------------------------------------------------------------------------------------------------
Conservative Growth Portfolio/2/      0.10      0.00       0.19     0.29      30         93           163          368
----------------------------------------------------------------------------------------------------------------------------
Strategic Growth Portfolio/2/         0.10      0.00       0.22     0.32      33        103           180          406
----------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                    0.55      0.25       0.17     0.97      99        309           536        1,190
----------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund                  0.52      0.25       0.17     0.94      96        300           520        1,155
----------------------------------------------------------------------------------------------------------------------------
West Coast Equity Fund                0.59      0.25       0.21     1.05     107        334           579        1,283
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                    0.75      0.25       0.25     1.25     127        397           686        1,511
----------------------------------------------------------------------------------------------------------------------------
Growth Fund                           0.79      0.25       0.65     1.69     172        533           918        1,998
----------------------------------------------------------------------------------------------------------------------------
Small Cap Stock Fund                  0.85      0.25       0.58     1.68     171        530           913        1,987
----------------------------------------------------------------------------------------------------------------------------
International Growth Fund             0.92      0.25       0.76     1.93     196        606         1,042        2,254
----------------------------------------------------------------------------------------------------------------------------
Money Market Fund                     0.45      0.00       0.19     0.64      60        189           329          738
----------------------------------------------------------------------------------------------------------------------------

  /1/12b-1 fees represent servicing fees which are paid to the WM Distributor,
    Inc. (the "Distributor"). See "Distribution Plan"
 /2/Does not include underlying Fund expenses that the Portfolios bear indirectly. Management Fees and Other Expenses have been restated to reflect current fees.

ESTIMATED AGGREGATE PORTFOLIO EXPENSES

The following table sets forth the estimated aggregate expenses of the Portfolios, including expenses of the underlying Funds, based upon expenses shown in the table above for each Portfolio and corresponding expenses for each underlying Fund. These estimates assume a constant allocation by each Portfolio of its assets among the underlying Funds identical to the actual allocation of the Portfolio at December 31, 2002. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the underlying Funds, the expenses of the underlying Funds, and/or the Portfolio's own expenses.

                                          EXAMPLES: You would pay the following
                                          combined expenses on a $10,000 investment
                                          assuming a 5% annual return and redemption
                                          at the end of each period.
------------------------------------------------------------------------------------
                                  Total
                                 Annual
                                Combined
                                Operating One       Three      Five        Ten
                                Expenses  Year      Years      Years      Years
------------------------------------------------------------------------------------
Flexible Income Portfolio         0.94%   $ 96      $300       $520       $1,155
Conservative Balanced Portfolio   1.08%    110       343        595        1,317
Balanced Portfolio                1.01%    103       322        558        1,236
Conservative Growth Portfolio     1.09%    111       347        601        1,329
Strategic Growth Portfolio        1.16%    118       368        638        1,409

As of December 31, 2002, the Portfolios' assets were allocated among the underlying Funds as follows:

                                Flexible  Conservative           Conservative Strategic
                                 Income     Balanced   Balanced     Growth     Growth
                                Portfolio  Portfolio   Portfolio  Portfolio   Portfolio
---------------------------------------------------------------------------------------
Equity Income Fund                  3%          6%        10%         13%        14%
Growth & Income Fund                9%         10%        16%         24%        29%
West Coast Equity Fund              2%          3%         5%          7%         9%
Mid Cap Stock Fund                  3%          4%         6%          8%        11%
Growth Fund                         4%          6%        10%         13%        15%
Small Cap Stock Fund                1%          2%         3%          4%         6%
International Growth Fund           0%          3%         5%          7%         9%
Short Term Income Fund             13%          8%         2%          0%         0%
U.S. Government Securities Fund    26%         20%        15%          6%         0%
Income Fund                        32%         30%        19%         12%         0%
WM High Yield Fund                  7%          7%         6%          6%         6%
Other Assets                        0%          1%         3%          0%         1%

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
For a Portfolio share outstanding throughout each period


The financial highlights table is intended to help you understand the Portfolios' and the Funds' financial performance for the past 5 years (or, if shorter, the period of the Portfolio's or Fund's operations). Certain information reflects financial results for a single Portfolio or Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio or the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended on and after October 31, 1998 has been audited by Deloitte & Touche LLP. The information provided below for periods prior to October 31, 1998 has been audited by other auditors. The Independent Auditors' Reports, along with the Portfolios' and Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.

----------------------------------------
FLEXIBLE INCOME PORTFOLIO CLASS 1 Shares

                                                                         YEAR            YEAR           YEAR           YEAR
                                                                        ENDED           ENDED          ENDED          ENDED
                                                                     DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         2002            2001           2000           1999
                                                                     -------------------------------------------------------------
Net Asset Value, Beginning of Period................................     $12.23         $11.90         $11.86         $11.38
                                                                       --------        -------        -------        -------
  Income from Investment Operations:
    Net Investment Income...........................................       0.41/(3)/      0.17/(3)/      0.58/(3)/      0.58/(3)/
    Net Realized and Unrealized Gain on Investments.................      (0.15)          0.40           0.10           0.41
                                                                       --------        -------        -------        -------
     Total from Investment Operations...............................       0.26           0.57           0.68           0.99
                                                                       --------        -------        -------        -------
  Less Distributions:
    Dividends from Net Investment Income/(15)/......................      (0.08)         (0.15)         (0.58)         (0.50)
    Distributions from Net Realized Gains...........................          -          (0.09)         (0.06)         (0.01)
                                                                       --------        -------        -------        -------
     Total Distributions............................................      (0.08)         (0.24)         (0.64)         (0.51)
                                                                       --------        -------        -------        -------
Net Asset Value, End of Period......................................     $12.41         $12.23         $11.90         $11.86
                                                                       ========        =======        =======        =======
Total Return/(2)/...................................................      2.14%          4.84%          5.79%          8.58%
                                                                       ========        =======        =======        =======
  Ratios to Average Net Assets/Supplemental Data:
    Net Assets, End of Period (in 000's)............................   $125,992        $90,860        $40,049        $25,846
    Ratio of Operating Expenses to Average Net Assets/(6)(12)/......      0.30%          0.33%          0.31%          0.35%
    Ratio of Net Investment Income to Average Net Assets............      3.37%          1.43%          4.84%          5.09%
    Portfolio Turnover Rate.........................................         9%             1%            14%             4%
    Ratio of Operating Expenses to Average Net Assets Without Fee
     Waivers, Expenses Reimbursed and Fees Reduced by Credits
     Allowed by the Custodian/(12)/.................................      0.30%          0.33%          0.31%          0.41%

                                                                         YEAR
                                                                        ENDED
                                                                     DECEMBER 31,
                                                                         1998
                                                                     --------------
Net Asset Value, Beginning of Period................................    $10.23
                                                                        ------
  Income from Investment Operations:
    Net Investment Income...........................................      0.48/(3)/
    Net Realized and Unrealized Gain on Investments.................      0.69
                                                                        ------
     Total from Investment Operations...............................      1.17
                                                                        ------
  Less Distributions:
    Dividends from Net Investment Income/(15)/......................     (0.02)
    Distributions from Net Realized Gains...........................         -
                                                                        ------
     Total Distributions............................................     (0.02)
                                                                        ------
Net Asset Value, End of Period......................................    $11.38
                                                                        ======
Total Return/(2)/...................................................    11.75%
                                                                        ======
  Ratios to Average Net Assets/Supplemental Data:
    Net Assets, End of Period (in 000's)............................    $1,107
    Ratio of Operating Expenses to Average Net Assets/(6)(12)/......     0.35%
    Ratio of Net Investment Income to Average Net Assets............     4.90%
    Portfolio Turnover Rate.........................................       78%
    Ratio of Operating Expenses to Average Net Assets Without Fee
     Waivers, Expenses Reimbursed and Fees Reduced by Credits
     Allowed by the Custodian/(12)/.................................     1.51%

Footnotes appear on page 11

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
For a Portfolio share outstanding throughout each period



----------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO CLASS 1 Shares

                                                             YEAR           YEAR         YEAR            YEAR
                                                            ENDED          ENDED        ENDED           ENDED
                                                         DECEMBER 31,   DECEMBER 31, DECEMBER 31,    DECEMBER 31,
                                                             2002           2001         2000            1999
                                                         -----------------------------------------------------------
Net Asset Value, Beginning of Period....................    $10.04          $9.90        $9.90          $10.42
                                                           -------        -------       ------          ------
  Income From Investment Operations:
    Net Investment Income...............................      0.31/(3)/      0.13         0.49/(3)/       0.71/(3)/
    Net Realized and Unrealized Loss on Investments.....     (0.54)          0.10        (0.00)/(4)/     (0.52)
                                                           -------        -------       ------          ------
     Total from Investment Operations...................     (0.23)          0.23         0.49            0.19
                                                           -------        -------       ------          ------
  Less Distributions:
    Dividends from Net Investment Income/(15)/..........     (0.07)         (0.09)       (0.49)          (0.70)
    Distributions from Net Realized Gains...............     (0.01)             -        (0.00)/(4)/     (0.01)
                                                           -------        -------       ------          ------
     Total Distributions................................     (0.08)         (0.09)       (0.49)          (0.71)
                                                           -------        -------       ------          ------
Net Asset Value, End of Period..........................     $9.73         $10.04        $9.90           $9.90
                                                           =======        =======       ======          ======
Total Return/(2)/.......................................   (2.26)%          2.40%        5.03%           1.88%
                                                           =======        =======       ======          ======
  Ratios to Average Net Assets/Supplemental Data:
    Net Assets, End of Period (in 000's)................   $20,759        $14,221       $8,736          $7,206
    Ratio of Operating Expenses to Average Net
     Assets/(6)(12)/....................................     0.30%          0.41%        0.37%           0.35%
    Ratio of Net Investment Income to Average Net
     Assets.............................................     3.20%          1.36%        4.99%           7.07%
    Portfolio Turnover Rate.............................        9%             2%          67%             17%
    Ratio of Operating Expenses to Average Net Assets
     Without Fee Waivers, Expenses Reimbursed and
     Fees Reduced by Credits Allowed by the
     Custodian/(12)/....................................     0.41%          0.53%        0.44%           0.59%

                                                            PERIOD          PERIOD
                                                            ENDED           ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                          1998/(13)/      1997/(13)/
                                                         -------------------------------
Net Asset Value, Beginning of Period....................    $10.00          $10.00
                                                            ------       ---------
  Income From Investment Operations:
    Net Investment Income...............................      0.56/(3)/          -
    Net Realized and Unrealized Loss on Investments.....     (0.14)              -
                                                            ------       ---------
     Total from Investment Operations...................      0.42               -
                                                            ------       ---------
  Less Distributions:
    Dividends from Net Investment Income/(15)/..........         -               -
    Distributions from Net Realized Gains...............         -               -
                                                            ------       ---------
     Total Distributions................................         -               -
                                                            ------       ---------
Net Asset Value, End of Period..........................    $10.42          $10.00/(14)/
                                                            ======       =========
Total Return/(2)/.......................................     4.23%           0.00%
                                                            ======       =========
  Ratios to Average Net Assets/Supplemental Data:
    Net Assets, End of Period (in 000's)................      $829              $0
    Ratio of Operating Expenses to Average Net
     Assets/(6)(12)/....................................     0.35%/(1)/     0.35% /(1)/
    Ratio of Net Investment Income to Average Net
     Assets.............................................     7.39%/(1)/    0.00%/ (1)/
    Portfolio Turnover Rate.............................       61%             99%
    Ratio of Operating Expenses to Average Net Assets
     Without Fee Waivers, Expenses Reimbursed and
     Fees Reduced by Credits Allowed by the
     Custodian/(12)/....................................     5.37%/(1)/  7,567.04%/(1)/

---------------------------------
BALANCED PORTFOLIO CLASS 1 Shares

                                                                         YEAR            YEAR            YEAR
                                                                        ENDED           ENDED           ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2000
                                                                     ------------------------------------------------
Net Asset Value, Beginning of Period................................     $13.91          $14.50          $14.92
                                                                       --------        --------        --------
  Income from Investment Operations:
    Net Investment Income...........................................       0.32/(3)/       0.17/(3)/       0.41/(3)/
    Net Realized and Unrealized Gain/(Loss) on Investments..........      (1.53)          (0.15)          (0.32)
                                                                       --------        --------        --------
     Total from Investment Operations...............................      (1.21)           0.02            0.09
                                                                       --------        --------        --------
  Less Distributions:
    Dividends from Net Investment Income/(15)/......................      (0.28)          (0.25)          (0.43)
    Distributions from Net Realized Gains...........................          -           (0.36)          (0.08)
                                                                       --------        --------        --------
     Total Distributions............................................      (0.28)          (0.61)          (0.51)
                                                                       --------        --------        --------
Net Asset Value, End of Period......................................     $12.42          $13.91          $14.50
                                                                       ========        ========        ========
Total Return/(2)/...................................................    (8.78)%           0.13%           0.49%
                                                                       ========        ========        ========
  Ratios to Average Net Assets/Supplemental Data:
    Net Assets, End of Period (in 000's)............................   $334,605        $354,082        $305,399
    Ratio of Operating Expenses to Average Net Assets/(6)(12)/......      0.29%           0.28%           0.29%
    Ratio of Net Investment Income to Average Net Assets............      2.52%           1.22%           2.76%
    Portfolio Turnover Rate.........................................        22%              8%             15%
    Ratio of Operating Expenses to Average Net Assets Without Fee
     Waivers, Expenses Reimbursed and Fees Reduced by Credits
     Allowed by the Custodian/(12)/.................................      0.29%           0.28%           0.29%

                                                                         YEAR           PERIOD
                                                                        ENDED           ENDED
                                                                     DECEMBER 31,    DECEMBER 31,
                                                                         1999            1998
                                                                     ------------------------------
Net Asset Value, Beginning of Period................................     $12.20         $10.47
                                                                       --------        -------
  Income from Investment Operations:
    Net Investment Income...........................................       0.34/(3)/      0.31/(3)/
    Net Realized and Unrealized Gain/(Loss) on Investments..........       2.95           1.49
                                                                       --------        -------
     Total from Investment Operations...............................       3.29           1.80
                                                                       --------        -------
  Less Distributions:
    Dividends from Net Investment Income/(15)/......................      (0.48)         (0.07)
    Distributions from Net Realized Gains...........................      (0.09)             -
                                                                       --------        -------
     Total Distributions............................................      (0.57)         (0.07)
                                                                       --------        -------
Net Asset Value, End of Period......................................     $14.92         $12.20
                                                                       ========        =======
Total Return/(2)/...................................................     27.71%         17.18%
                                                                       ========        =======
  Ratios to Average Net Assets/Supplemental Data:
    Net Assets, End of Period (in 000's)............................   $170,527        $11,161
    Ratio of Operating Expenses to Average Net Assets/(6)(12)/......      0.35%          0.35%
    Ratio of Net Investment Income to Average Net Assets............      2.70%          2.79%
    Portfolio Turnover Rate.........................................        13%            33%
    Ratio of Operating Expenses to Average Net Assets Without Fee
     Waivers, Expenses Reimbursed and Fees Reduced by Credits
     Allowed by the Custodian/(12)/.................................      0.35%          0.54%

Footnotes appear on page 11

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
For a Portfolio share outstanding throughout each period



--------------------------------------------
CONSERVATIVE GROWTH PORTFOLIO CLASS 1 Shares

                                                                         YEAR            YEAR            YEAR
                                                                        ENDED           ENDED           ENDED
                                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                         2002            2001            2000
                                                                     ------------------------------------------------
Net Asset Value, Beginning of Period................................     $14.87          $16.46          $17.10
                                                                       --------        --------        --------
  Income from Investment Operations:
    Net Investment Income...........................................       0.23/(3)/       0.17/(3)/       0.27/(3)/
    Net Realized and Unrealized Gain/(Loss) on Investments..........      (2.51)          (0.72)          (0.69)
                                                                       --------        --------        --------
     Total from Investment Operations...............................      (2.28)           0.55           (0.42)
                                                                       --------        --------        --------
  Less Distributions:
    Dividends from Net Investment Income/(15)/......................      (0.41)          (0.61)          (0.07)
    Distributions from Net Realized Gains...........................      (0.02)          (0.43)          (0.15)
                                                                       --------        --------        --------
     Total Distributions............................................      (0.43)          (1.04)          (0.22)
                                                                       --------        --------        --------
Net Asset Value, End of Period......................................     $12.16          $14.87          $16.46
                                                                       ========        ========        ========
Total Return/(2)/...................................................   (15.52)%         (3.56)%         (2.49)%
                                                                       ========        ========        ========
  Ratios to Average Net Assets/Supplemental Data:
    Net Assets, End of Period (in 000's)............................   $229,564        $309,608        $293,442
    Ratio of Operating Expenses to Average Net Assets/(6)(12)/......      0.29%           0.28%           0.28%
    Ratio of Net Investment Income to Average Net Assets............      1.77%           1.11%           1.59%
    Portfolio Turnover Rate.........................................        19%              7%             13%
    Ratio of Operating Expenses to Average Net Assets Without Fee
     Waivers, Expenses Reimbursed and Fees Reduced by Credits
     Allowed by the Custodian/(12)/.................................      0.29%           0.28%           0.28%

                                                                         YEAR            YEAR
                                                                        ENDED           ENDED
                                                                     DECEMBER 31,    DECEMBER 31,
                                                                         1999            1998
                                                                     ------------------------------
Net Asset Value, Beginning of Period................................     $12.54         $10.49
                                                                       --------        -------
  Income from Investment Operations:
    Net Investment Income...........................................       0.12/(3)/      0.20/(3)/
    Net Realized and Unrealized Gain/(Loss) on Investments..........       4.76           1.89
                                                                       --------        -------
     Total from Investment Operations...............................       4.88           2.09
                                                                       --------        -------
  Less Distributions:
    Dividends from Net Investment Income/(15)/......................      (0.16)         (0.03)
    Distributions from Net Realized Gains...........................      (0.16)         (0.01)
                                                                       --------        -------
     Total Distributions............................................      (0.32)         (0.04)
                                                                       --------        -------
Net Asset Value, End of Period......................................     $17.10         $12.54
                                                                       ========        =======
Total Return/(2)/...................................................     39.36%         19.91%
                                                                       ========        =======
  Ratios to Average Net Assets/Supplemental Data:
    Net Assets, End of Period (in 000's)............................   $155,790        $10,072
    Ratio of Operating Expenses to Average Net Assets/(6)(12)/......      0.35%          0.35%
    Ratio of Net Investment Income to Average Net Assets............      0.85%          1.79%
    Portfolio Turnover Rate.........................................        12%            35%
    Ratio of Operating Expenses to Average Net Assets Without Fee
     Waivers, Expenses Reimbursed and Fees Reduced by Credits
     Allowed by the Custodian/(12)/.................................      0.36%          0.57%

-----------------------------------------
STRATEGIC GROWTH PORTFOLIO CLASS 1 Shares

                                                                         Year            Year           YEAR           YEAR
                                                                        Ended           ENDED          ENDED          ENDED
                                                                     DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                         2002            2001           2000           1999
                                                                     -------------------------------------------------------------
Net Asset Value, Beginning of Period................................     $16.45         $18.61         $19.59         $13.46
                                                                       --------        -------        -------        -------
  Income from Investment Operations:
    Net Investment Income...........................................       0.15/(3)/      0.16/(3)/      0.13/(3)/      0.05/(3)/
    Net Realized and Unrealized Gain/(Loss) on Investments..........      (3.47)         (1.27)         (0.84)          6.35
                                                                       --------        -------        -------        -------
     Total from Investment Operations...............................      (3.32)         (1.11)         (0.71)          6.40
                                                                       --------        -------        -------        -------
  Less Distributions:
    Dividends from Net Investment Income/(15)/......................      (0.54)         (0.57)         (0.11)         (0.16)
    Distributions from Net Realized Gains...........................      (0.04)         (0.48)         (0.16)         (0.11)
                                                                       --------        -------        -------        -------
     Total Distributions............................................      (0.58)         (1.05)         (0.27)         (0.27)
                                                                       --------        -------        -------        -------
Net Asset Value, End of Period......................................     $12.55         $16.45         $18.61         $19.59
                                                                       ========        =======        =======        =======
Total Return/(2)/...................................................   (20.53)%        (6.25)%        (3.73)%         47.95%
                                                                       ========        =======        =======        =======
  Ratios to Average Net Assets/Supplemental Data:
    Net Assets, End of Period (in 000's)............................    $73,936        $97,401        $98,431        $35,500
    Ratio of Operating Expenses to Average Net Assets/(6)(12)/......      0.32%          0.31%          0.30%          0.35%
    Ratio of Net Investment Income to Average Net Assets............      1.06%          0.95%          0.67%          0.35%
    Portfolio Turnover Rate.........................................        16%             5%            12%             7%
    Ratio of Operating Expenses to Average Net Assets Without Fee
     Waivers, Expenses Reimbursed and Fees Reduced by Credits
     Allowed by the Custodian/(12)/.................................      0.32%          0.31%          0.30%          0.43%

                                                                         YEAR
                                                                        ENDED
                                                                     DECEMBER 31,
                                                                         1998
                                                                     --------------
Net Asset Value, Beginning of Period................................    $10.70
                                                                        ------
  Income from Investment Operations:
    Net Investment Income...........................................      0.17/(3)/
    Net Realized and Unrealized Gain/(Loss) on Investments..........      2.63
                                                                        ------
     Total from Investment Operations...............................      2.80
                                                                        ------
  Less Distributions:
    Dividends from Net Investment Income/(15)/......................     (0.03)
    Distributions from Net Realized Gains...........................     (0.01)
                                                                        ------
     Total Distributions............................................     (0.04)
                                                                        ------
Net Asset Value, End of Period......................................    $13.46
                                                                        ======
Total Return/(2)/...................................................    26.19%
                                                                        ======
  Ratios to Average Net Assets/Supplemental Data:
    Net Assets, End of Period (in 000's)............................    $4,949
    Ratio of Operating Expenses to Average Net Assets/(6)(12)/......     0.35%
    Ratio of Net Investment Income to Average Net Assets............     1.42%
    Portfolio Turnover Rate.........................................       39%
    Ratio of Operating Expenses to Average Net Assets Without Fee
     Waivers, Expenses Reimbursed and Fees Reduced by Credits
     Allowed by the Custodian/(12)/.................................     0.80%

Footnotes appear on page 11

--------------------------------------------------------------------------------


Footnotes to Financial Highlights

(1) Annualized.

(2) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

(3) Per share numbers have been calculated using the average shares method.

(4) Amount represents less than $0.01 per share.

(5) The amount shown may not be in agreement with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund or Portfolio shares.

(6) Ratio of operating expenses to average net assets includes expenses paid indirectly.

(7) Fiscal year end changed to October 31 from June 30.

(8) Fiscal year end changed to October 31 from December 31.

(9) The Fund commenced operations on March 1, 2000.

(10) The Strategic Growth, Conservative Growth, and Balanced Portfolios commenced operations on June 3, 1997.

(11) The Flexible Income Portfolio commenced operations on September 9, 1997.

(12) The Portfolio will indirectly bear its prorated share of expenses of the Underlying Funds.

(13) The Conservative Balanced Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997, and re-commenced operations on April 23, 1998.

(14) Represents offering share price.

(15) Includes dividends paid from the short-term portion of capital gain distributions received from the underlying Funds.

                                      11